UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2015

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
New Jersey (100.4%)
Brick Township NJ BAN	1.000%	12/17/15	4,882	4,891
Brick Township NJ BAN	1.500%	12/17/15	5,028	5,044
Brick Township NJ Municipal Utility Authority
BAN	1.250%	3/31/16	7,250	7,288
Burlington County NJ BAN	1.500%	5/17/16	25,000	25,221
Burlington County NJ Bridge Commission
Revenue BAN	1.250%	11/18/15	10,000	10,023
Burlington County NJ Bridge Commission
Revenue BAN	1.250%	2/1/16	13,950	14,009
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.020%	9/8/15 LOC	46,500	46,500
Cape May County NJ Municipal Utilities
Authority Revenue	5.750%	1/1/16	1,000	1,018
Chatham Township NJ BAN	2.000%	7/13/16	3,451	3,497
Cherry Hill Township NJ BAN	1.000%	10/22/15	5,694	5,700
Cliffside Park Borough NJ BAN	2.000%	7/22/16	4,933	5,003
Clifton NJ BAN	1.000%	10/14/15	5,272	5,277
Cranford NJ BAN	1.500%	5/20/16	8,600	8,674
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.010%	9/8/15 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	9/8/15 LOC	39,230	39,230
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	9/8/15 LOC	27,835	27,835
Essex County NJ Improvement Authority
Revenue	1.500%	10/1/15	3,615	3,619
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.020%	9/8/15 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of Metro
West Inc. Project) VRDO	0.010%	9/8/15 LOC	10,345	10,345
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.010%	9/8/15 LOC	15,625	15,625
Fair Lawn NJ BAN	1.000%	9/18/15	5,689	5,691
Freehold Township NJ BAN	1.000%	12/14/15	5,000	5,011
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (Prere.)	6,000	6,056
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (Prere.)	6,000	6,056
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (Prere.)	5,115	5,162
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (Prere.)	5,000	5,046

Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.800%	11/1/15 (Prere.)	6,000	6,056
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.010%	9/1/15	18,885	18,885
Hopewell Township NJ BAN	1.500%	4/8/16	1,480	1,490
Hudson County NJ Improvement Authority BAN	1.000%	11/25/15	5,000	5,008
Hudson County NJ Improvement Authority BAN	1.000%	4/29/16	8,000	8,033
Hudson County NJ Improvement Authority
Pooled Revenue	2.000%	10/30/15	2,500	2,507
Lakewood Township NJ BAN	1.500%	4/8/16	3,390	3,410
Mahwah Township NJ BAN	1.000%	10/9/15	2,750	2,752
Mahwah Township NJ BAN	2.000%	8/5/16	5,550	5,634
Mercer County NJ BAN	1.250%	2/11/16	13,000	13,062
Middlesex County NJ BAN	1.250%	6/3/16	10,000	10,073
Monmouth County NJ GO	2.000%	1/15/16	2,090	2,104
Monmouth County NJ GO	3.000%	3/1/16	2,140	2,170
Morris County NJ GO	3.000%	2/1/16	3,000	3,035
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.010%	9/8/15 LOC	9,000	9,000
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.080%	9/1/15	6,375	6,375
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.010%	9/8/15 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.010%	9/1/15 LOC	28,800	28,800
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.010%	9/8/15 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/15 (Prere.)	2,710	2,710
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/15 (Prere.)	1,195	1,195
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	1,615	1,638
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (Prere.)	1,485	1,507
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.010%	9/1/15	2,000	2,000
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.010%	9/1/15	22,700	22,700
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.010%	9/1/15	22,550	22,550
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.010%	9/8/15	16,325	16,325
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.010%	9/8/15	21,500	21,500
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses)
VRDO	0.030%	9/8/15 LOC	7,470	7,470

1	New Jersey Educational Facilities Authority
	Revenue (Princeton University) TOB VRDO	0.020%	9/8/15	2,665	2,665
1	New Jersey Educational Facilities Authority
	Revenue (Princeton University) TOB VRDO	0.030%	9/8/15	4,330	4,330
	New Jersey Educational Facilities Authority
	Revenue (Seton Hall University) VRDO	0.010%	9/8/15 LOC	12,765	12,765
	New Jersey Environmental Infrastructure Trust
	Revenue	4.000%	9/1/15	1,360	1,360
	New Jersey Environmental Infrastructure Trust
	Revenue	5.000%	9/1/15	1,040	1,040
1	New Jersey Environmental Infrastructure Trust
	Revenue TOB VRDO	0.020%	9/8/15	4,015	4,015
[1,2] New Jersey GO TOB PUT		0.110%	10/1/15 LOC	50,000	50,000
	New Jersey Health Care Facilities Financing
	Authority Lease Revenue (Greystone Park
	Psychiatric Hospital Project)	5.000%	9/15/15 (Prere.)	6,375	6,387
	New Jersey Health Care Facilities Financing
	Authority Revenue (AHS Hospital Corp.)
	VRDO	0.010%	9/8/15 LOC	6,500	6,500
	New Jersey Health Care Facilities Financing
	Authority Revenue (AHS Hospital Corp.)
	VRDO	0.010%	9/8/15 LOC	15,585	15,585
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.020%	9/8/15 LOC	6,000	6,000
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.020%	9/8/15 LOC	21,500	21,500
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.020%	9/8/15 LOC	20,400	20,400
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.020%	9/8/15 LOC	17,750	17,750
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group) VRDO	0.010%	9/8/15 LOC	25,140	25,140
	New Jersey Health Care Facilities Financing
	Authority Revenue (MHAC I LLC) VRDO	0.010%	9/8/15 LOC	6,000	6,000
	New Jersey Health Care Facilities Financing
	Authority Revenue (MHAC I LLC) VRDO	0.010%	9/8/15 LOC	5,540	5,540
	New Jersey Health Care Facilities Financing
	Authority Revenue (Rahway Hospital) VRDO	0.010%	9/8/15 LOC	5,980	5,980
	New Jersey Health Care Facilities Financing
	Authority Revenue (Robert Wood Johnson
	University) VRDO	0.010%	9/8/15 LOC	2,500	2,500
	New Jersey Health Care Facilities Financing
	Authority Revenue (Robert Wood Johnson
	University) VRDO	0.010%	9/8/15 LOC	6,400	6,400
	New Jersey Health Care Facilities Financing
	Authority Revenue (Robert Wood Johnson
	University) VRDO	0.010%	9/8/15 LOC	7,500	7,500
	New Jersey Health Care Facilities Financing
	Authority Revenue (Robert Wood Johnson
	University) VRDO	0.010%	9/8/15 LOC	5,200	5,200

New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.010%	9/8/15 LOC	12,740	12,740
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.010%	9/8/15 LOC	10,145	10,145
New Jersey Health Care Facilities Financing
Authority Revenue (Underwood Memorial
Hospital) VRDO	0.010%	9/8/15 LOC	7,840	7,840
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	9/1/15 LOC	3,700	3,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	9/1/15 LOC	11,880	11,880
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	9/8/15 LOC	22,700	22,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	9/8/15 LOC	14,000	14,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.030%	9/8/15	3,970	3,970
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.040%	9/8/15 LOC	3,155	3,155
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.040%	9/8/15 LOC	3,995	3,995
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.170%	9/8/15	26,985	26,985
3 New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) PUT	0.480%	9/1/16	7,500	7,500
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.010%	9/8/15 LOC	6,815	6,815
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.020%	9/8/15 LOC	34,900	34,900
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	9/8/15	4,565	4,565
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	9/8/15	24,585	24,585
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.020%	9/8/15	7,875	7,875
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	9,380	9,397
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	5,290	5,300
New Jersey Transportation Corp. COP	5.250%	9/15/15 (ETM)	5,000	5,010
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (Prere.)	3,915	3,972
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,300	1,327
North Bergen Township NJ BAN	1.250%	4/1/16	6,463	6,502
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	9/8/15 LOC	2,700	2,700
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	9/8/15 LOC	47,300	47,300
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	9/8/15 LOC	10,000	10,000
Ocean City NJ BAN	1.000%	12/3/15	4,160	4,167
Ocean City NJ BAN	2.000%	6/17/16	5,000	5,061
Old Bridge Township NJ BAN	1.000%	4/15/16	4,698	4,719

Paramus Borough NJ BAN	1.000%	2/19/16	5,900	5,920
Port Authority of New York & New Jersey
Revenue	5.000%	10/1/15	3,250	3,263
Port Authority of New York & New Jersey
Revenue	4.000%	12/1/15	3,700	3,735
Port Authority of New York & New Jersey
Revenue	2.000%	5/1/16	6,500	6,577
Port Authority of New York & New Jersey
Revenue CP	0.060%	9/9/15	5,005	5,005
Port Authority of New York & New Jersey
Revenue CP	0.100%	9/16/15	2,820	2,820
Port Authority of New York & New Jersey
Revenue CP	0.100%	9/22/15	18,800	18,800
Port Authority of New York & New Jersey
Revenue CP	0.060%	9/23/15	10,000	10,000
Port Authority of New York & New Jersey
Revenue CP	0.070%	10/1/15	6,020	6,020
Port Authority of New York & New Jersey
Revenue CP	0.080%	10/28/15	11,055	11,055
Port Authority of New York & New Jersey
Revenue CP	0.080%	10/28/15	10,020	10,020
Port Authority of New York & New Jersey
Revenue CP	0.100%	11/4/15	12,745	12,745
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.030%	9/8/15	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	9/8/15	2,100	2,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.060%	9/8/15	1,000	1,000
Princeton University New Jersey CP	0.060%	9/1/15	24,000	24,000
Rahway NJ BAN	2.000%	8/5/16	7,400	7,499
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.020%	9/8/15	6,700	6,700
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.030%	9/8/15	11,800	11,800
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.030%	9/8/15	1,980	1,980
Rutgers State University New Jersey Revenue
VRDO	0.010%	9/1/15	58,840	58,840
Secaucus NJ BAN	1.250%	1/8/16	2,398	2,405
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	9/1/15	19,770	19,770
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	9/1/15	17,845	17,845
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.040%	9/8/15	11,815	11,815
West Orange Township NJ BAN	1.000%	10/20/15	3,683	3,687
West Orange Township NJ BAN	1.250%	12/15/15	3,099	3,107
West Windsor Township NJ BAN	1.000%	11/20/15	4,811	4,819
Woodbridge Township NJ BAN	1.500%	8/19/16	7,370	7,453
Woodbridge Township NJ BAN	2.000%	8/19/16	15,000	15,242
				1,375,894
Total Tax-Exempt Municipal Bonds (Cost $1,375,894)				1,375,894
Total Investments (100.4%) (Cost $1,375,894)				1,375,894
Other Assets and Liabilities-Net (-0.4%)				(4,862)
Net Assets (100%)				1,371,032

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $226,980,000, representing 16.6% of net assets.
2	Adjustable-rate security.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2015.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance). (6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New Jersey (97.9%)
Atlantic City NJ GO	4.000%	11/1/16	2,700	2,444
Atlantic City NJ GO	4.000%	11/1/17	3,965	3,492
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,450
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,417
Bayonne NJ GO	5.750%	7/1/35	7,500	8,484
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/19	450	509
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	527
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,539
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/24	700	825
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/25	500	588
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	314
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/26	2,100	2,437
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,731
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,638
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,783
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	2,900	3,124
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	2,500	2,687
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,680
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,068
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,601
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	14,210

Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,720
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,028
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,591
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/25	1,790	2,132
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/26	2,000	2,362
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,341
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,605
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	11,015
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	592
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	1,000	1,166
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,393
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/26	700	752
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,000	1,140
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	348
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	572
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,723
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,571
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,864
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,976
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,698
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,469
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,586
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	9,060	10,059
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	16,798
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,110
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,784
Flemington Raritan NJ School District GO	5.000%	6/15/26	1,000	1,185
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/21	2,390	2,760

Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	6,000	7,018
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	7,190	6,078
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	18,545	22,782
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,405
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,185
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	1,981
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,531
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,333
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	1,971
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,625
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,070	1,132
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	1,975
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.010%	9/8/15 LOC	5,000	5,000
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/24	1,070	1,230
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/25	500	570
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	894
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,297
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,413
Jersey City NJ GO	5.000%	3/1/19	1,550	1,728
Jersey City NJ GO	5.000%	3/1/22	1,750	2,016
Lenape NJ Regional High School District GO	4.000%	3/15/25	1,580	1,732
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,169
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,595
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,810
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,694
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,236
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,357
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/18 (Prere.)	1,000	1,143
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/18 (Prere.)	3,900	4,471

Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	5
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,715
Monroe Township NJ Board of Education GO	5.000%	3/1/34	1,250	1,434
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,400
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/24	1,970	2,363
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/25	1,000	1,192
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/26	1,200	1,419
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/27	1,090	1,283
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/28	1,000	1,171
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/29	1,235	1,439
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,831
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,149
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,177
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,196
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	705
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	522
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	634
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	664
New Jersey Building Authority Revenue	5.000%	6/15/16	2,250	2,318
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/16 (2)	2,000	2,029
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	3,045	3,116
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,400
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,713
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,161
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,690
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,158
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,597
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,327
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	3,000	2,964
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,010
New Jersey Economic Development Authority
(School Facilities Construction)	5.000%	6/15/31	4,000	4,097

New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,000	4,502
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	4,475	4,937
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/16 (Prere.)	935	988
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	10,175
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,104
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,723
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,438
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,064
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,112
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,472
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)	5.000%	7/1/48	7,000	7,785
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.000%	1/1/34	1,500	1,521
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,033
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	5,850	5,958
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,048
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	16,515
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,956
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	17,980
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (Prere.)	3,480	3,480
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)LOC	1,800	1,954
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	560	614
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	2,480	2,627
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,657
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)LOC	3,000	3,403
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	3,070	3,477
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	9,192
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	4,065	4,670
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,222

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,241
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,858
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	11,500	12,376
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,440
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	3,752
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,262
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	3,650	3,828
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	399
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,635
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,635
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,649
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	1,912
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,195
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,120
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,154
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	21,965	22,485
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,407
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,500	7,594
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	7,844
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,063
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,416
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	15,520	15,665
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,169
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,207
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,021
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,829
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,583
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,116

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	4,980
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	7,515	7,483
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	26,625	26,625
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.130%	9/8/15 (4)	1,570	1,570
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.140%	9/8/15 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc.)	5.000%	3/1/25	4,000	4,820
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,051
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,143
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	5,950	5,978
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,515	7,374
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,490
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,489
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,160	1,290
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,280	9,166
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,679
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,099
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	12,000	12,397
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	6,260	6,623
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	2,580	2,739

New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,099
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,237
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,368
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,726
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/27	1,000	1,052
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,051
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,020
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,596
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	2,585	2,790
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,025	3,265
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,000	3,238
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,318
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	14,114
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/16 (Prere.)	5,000	5,196
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,547
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,563
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,244
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,354
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,288
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	8,841
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,363
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,082
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	2,977
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,118
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	6,849
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,849
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	1,500	1,832
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	5,837

New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,804
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,327
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	7,400	7,980
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,323
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,358
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,583
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,652
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,726
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,244
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,345
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,584
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.500%	7/1/23	1,265	1,413
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,136
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/16 (Prere.)	405	421
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/16 (Prere.)	1,450	1,507
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/19 (14)	205	213
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	750	778
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,305
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	478
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,102
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	944
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,345	1,488
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,314
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,636
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	489
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	79
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,930
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	135	155

New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	405	466
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	180	207
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/26	2,590	3,179
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	3,690	4,146
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,253
New Jersey GO	5.000%	8/15/19	5,000	5,581
New Jersey GO	5.000%	6/1/20	915	1,033
New Jersey GO	5.000%	6/1/28	2,180	2,475
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/23	8,580	9,108
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	5,690	6,018
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,283
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,503
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	2,195	2,375
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.500%	7/1/31	95	111
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,779
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/23	2,675	2,826
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/26	2,780	2,928
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/37	10,000	10,416
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	4,400	4,978
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	6,680	7,506
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,650	24,443
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,316
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,382
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,333
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,003

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,863
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,828
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,165
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.250%	7/1/18	930	989
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,215	3,408
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,229
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,778
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	9/8/15 LOC	3,100	3,100
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	775
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	880
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,585	1,736
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,549
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,408
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/16 (Prere.)	1,200	1,250
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,910	3,173
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,327
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,875
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,710
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,255
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	1,250	1,425

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,225	2,494
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,050
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,475
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,204
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	4,170	4,420
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	570	604
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.170%	9/8/15 (12)	4,455	4,455
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,070	2,259
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	2,181
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	6,530	7,187
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,500	6,004
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,117
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,395
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,333
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	7,894
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,843
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,381
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,158
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,552

New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,132
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,246
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,030
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,330	2,650
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	5,260	5,925
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	6.625%	7/1/38	3,885	4,325
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	5,932
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30	250	262
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30 (9)	2,170	2,271
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/24	3,120	3,637
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/25	3,470	4,013
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,725
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,561
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,400
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,719
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,391
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,550
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.010%	9/1/15 LOC	600	600
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,075	1,189
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	3,665	3,911
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,095	1,154
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,100	1,157
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,075	7,791
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	3,465	3,615

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	535	555
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.010%	9/8/15	7,400	7,400
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.030%	9/8/15	4,100	4,100
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.060%	9/8/15	1,500	1,500
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,664
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,645
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,478
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,017
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	269
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	413
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,468
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (ETM)	3,000	3,617
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (ETM)	1,120	1,375
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	15,000	15,031
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,590
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	10,507
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.220%	12/15/21	7,000	6,816
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,023
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	4,450	4,902
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,480
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	6,000	6,733
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,676
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,649
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	2,500	2,658
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,481
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/25	4,500	4,735
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	7,863
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	4,915	2,745
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,131
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,164

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	11,245	11,721
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,419
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,855	1,896
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	2,864
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,352
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	6,970	3,453
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,163
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	6,000	2,545
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	1,500	1,557
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,554
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,281
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	11,500	4,560
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	6,500	6,650
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,178
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	7,000	2,601
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	8,000	3,251
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/33	9,500	9,608
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	1,742
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,045
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	2,680
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	13,235	4,044
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,075
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	3,344
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	311
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/38	6,105	6,105
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	3,760
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,546
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,664

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,400	5,664
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,288
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	16,535	16,389
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/44	3,585	3,615
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.130%	9/8/15 (4)	4,930	4,930
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.140%	9/8/15 LOC	3,820	3,820
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,593
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,065	1,088
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	6,720	6,862
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	8,335	8,507
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,862
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	5,000	5,623
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,504
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,521
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,064
New Jersey Turnpike Authority Revenue	5.150%	1/1/35 (2)	8,500	8,896
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,826
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	17,355	19,202
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	10,000	10,988
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,595	9,465
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/16 (14)	250	253
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	101
Ocean County NJ GO	5.000%	6/1/24	1,440	1,717
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	1,255	1,351
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/24	2,610	2,954
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/25	2,740	3,086
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/26	2,885	3,233
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,931
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,555
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/25	3,000	3,544
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,544
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,331
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	5,002
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,882

Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,850
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/31	1,800	2,096
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	3,966
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,537
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	3,500	3,808
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	5,500	6,362
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,420
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/34	3,000	3,366
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,016
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/35	3,000	3,363
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,313
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,828
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	13,250	14,908
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,651
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	16,065	17,706
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,710
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,487
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,812
Rutgers State University New Jersey Revenue	5.000%	5/1/16	1,220	1,258
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,623
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,732
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,947
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,391
Rutgers State University New Jersey Revenue	5.000%	5/1/38	5,460	6,131
Rutgers State University New Jersey Revenue	5.000%	5/1/43	7,000	7,810
Rutgers State University New Jersey Revenue
VRDO	0.010%	9/1/15	5,115	5,115
Rutgers State University New Jersey Revenue
VRDO	0.010%	9/1/15	900	900
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,362
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,303
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,074

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,360
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,420
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,175
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,185	4,439
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,114
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,216
Sparta Township NJ Board of Education GO	5.000%	2/15/34	1,000	1,144
Sparta Township NJ Board of Education GO	5.000%	2/15/35	1,400	1,598
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	6,225	6,616
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	17,085	17,085
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	25,000	6,251
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	7,500	5,682
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,543
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,427
West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,672
West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,111
				1,926,065
Virgin Islands (0.8%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	3,000	3,406
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	5,500	5,923
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	6,000	6,364
				15,693
Guam (0.4%)
3 Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	2,200	2,384
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,390
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,274
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,501
				8,549
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	924

Total Tax-Exempt Municipal Bonds (Cost $1,900,153)				1,951,231
Total Investments (99.2%) (Cost $1,900,153)				1,951,231
Other Assets and Liabilities-Net (0.8%)				15,502
Net Assets (100%)				1,966,733

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $16,010,000, representing 0.8% of net assets.
2	Adjustable-rate security.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2015.

New Jersey Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation). (17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at August 31, 2015.

D. At August 31, 2015, the cost of investment securities for tax purposes was $1,901,268,000. Net unrealized appreciation of investment securities for tax purposes was $49,963,000, consisting of unrealized gains of $73,421,000 on securities that had risen in value since their purchase and $23,458,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX- FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 16, 2015
VANGUARD NEW JERSEY TAX- FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.